Fair Value of Financial Measurements (Tables)	12 Months Ended
Sep. 30, 2011
Fair Value of Financial Instruments [Abstract]
Fair value of financial instruments by balance sheet grouping

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Financial assets
Cash and cash equivalents	$816,002	$816,002	$888,622	$888,622
Available-for-sale securities:
Equity securities	—	—	—	—
Obligations of U.S. government	190,527	190,527	341,006	341,006
Obligations of states and political subdivisions	23,568	23,568	—	—
Obligations of foreign governments	—	—	—	—
Corporate debt securities	29,959	29,959	10,000	10,000
Mortgage-backed securities
Agency pass-through certificates	3,011,090	3,011,090	2,130,087	2,130,087
Other debt securities	—	—	—	—
Total available-for-sale securities	3,255,144	3,255,144	2,481,093	2,481,093
Held-to-maturity securities:
Equity securities	—	—	—	—
Obligations of U.S. government	—	—	—	—
Obligations of states and political subdivisions	1,950	2,023	7,055	7,269
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	—	—	—
Mortgage-backed securities
Agency pass-through certificates	45,086	48,593	73,052	77,631
Other debt securities	—	—	—	—
Total held-to-maturity securities	47,036	50,616	80,107	84,900
Loans receivable	7,935,877	8,479,307	8,423,703	8,899,937
Covered loans	382,183	375,027	534,474	534,474
FDIC indemnification asset	98,871	101,751	131,128	131,128
FHLB stock	151,755	151,755	151,748	151,748
Financial liabilities
Customer accounts	8,665,903	8,557,357	8,852,540	8,811,009
FHLB advances and other borrowings	2,762,066	3,038,127	2,665,548	2,965,921